INFORMATION ON REPORTABLE SEGMENTS, CORPORATE EXPENSE AND OTHER	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
INFORMATION ON REPORTABLE SEGMENTS, CORPORATE EXPENSE AND OTHER
INFORMATION ON REPORTABLE SEGMENTS, CORPORATE EXPENSE AND OTHER
We are a global supplier of highly specialized, engineered solutions with operations in over 35 countries and sales in over 150 countries around the world.  Many of our solutions play a role in helping to meet global demand for processed foods and beverages and power and energy, particularly in emerging markets. In 2015, an estimated 29% of our revenues were from sales into emerging markets.
Beginning January 2016, we changed our internal reporting structure to more precisely present reportable segment revenue and income in certain countries where we conduct business across multiple end markets. As a result of these structural enhancements, certain product line results have been reclassified between reportable segments. Additionally, we changed our measurement of segment income to include stock-based compensation costs associated with segment employees, while stock-based compensation for corporate employees is now reported as a component of corporate expense. These changes in reportable segment revenue and income, as well as in our measurement of segment profitability, are consistent with how our chief operating decision maker, beginning in 2016, assesses operating performance and allocates resources.
Segment results and corporate expense have been recast for all historical periods presented to reflect these changes.
We have three reportable segments: Food and Beverage, Power and Energy, and Industrial. In determining our segments, we apply the threshold criteria of the Segment Reporting Topic of the Codification to operating income or loss of each segment before considering impairment and special charges, pension and postretirement expense/income and other indirect corporate expenses. This is consistent with the way our chief operating decision maker evaluates the results of each segment.
Revenues by reportable segment and geographic area represent sales to unaffiliated customers, and no one customer or group of customers that, to our knowledge, are under common control accounted for more than 10% of our consolidated and combined revenues for any period presented. Intercompany revenues among our reportable segments are not significant. Identifiable assets by reportable segment are those used in the respective operations of each.
Food and Beverage
The Food and Beverage reportable segment operates in a regulated, global industry with customers who demand highly engineered, turn-key solutions. Key demand drivers include dairy consumption, emerging market capacity expansion, sustainability and productivity initiatives, customer product innovation and food safety. Key products for the segment include mixing, drying, evaporation and separation systems and components, heat exchangers, and reciprocating and centrifugal pump technologies. Our core brands include Anhydro, APV, Bran+Luebbe, Gerstenberg Schroeder, LIGHTNIN, Seital, and Waukesha Cherry-Burrell.
Power and Energy
The Power and Energy reportable segment primarily serves customers in the oil and gas industry and, to a lesser extent, the nuclear and other conventional power industries. A large portion of the segment's revenues are concentrated in oil extraction, production and transportation at existing wells and pipeline applications. The underlying drivers of this segment include demand for power and energy. Key products for the segment include pumps, valves and related accessories, while the core brands include APV, Bran+Luebbe, ClydeUnion Pumps, Copes-Vulcan, Dollinger Filtration, LIGHTNIN, M&J Valve, Plenty, and Vokes.
Industrial
The Industrial reportable segment primarily serves customers in the chemical, air treatment, mining, pharmaceutical, marine, shipbuilding, infrastructure construction, general industrial and water treatment industries. Key demand drivers of this segment are tied to macroeconomic conditions and growth in the respective end markets we serve. Key products for the segment are air dryers, filtration equipment, mixers, pumps, hydraulic technologies and heat exchangers. Core brands include Airpel, APV, Bolting Systems, Delair, Deltech, Hankison, Jemaco, Johnson Pump, LIGHTNIN, Power Team, and Stone.
Corporate Expense
Corporate expense generally relates to the cost of our Charlotte, NC corporate headquarters and our Asia Pacific center in Shanghai, China for the period subsequent to the Spin-Off, and includes allocations of the cost of corporate functions and/or resources provided by SPX prior to the Spin-Off. See Note 1 for a discussion of the methodology used to allocate corporate-related costs prior to the Spin-Off.
Financial data for our reportable segments as of or for the years ended December 31, 2015, 2014 and 2013 were as follows:

	As of or for the Year Ended December 31,
	2015	2014	2013
Revenues:
Food and Beverage	$869.8	$965.3	$961.5
Power and Energy	750.2	968.8	999.8
Industrial	768.5	835.5	843.5
Total revenues	$2,388.5	$2,769.6	$2,804.8

Income:
Food and Beverage	$104.4	$95.2	$82.7
Power and Energy	83.8	159.3	119.5
Industrial	105.0	131.3	128.6
Total income for reportable segments	293.2	385.8	330.8

Corporate expense	71.6	73.1	70.9
Pension and postretirement expense	10.8	32.2	8.0
Impairment of intangible assets	22.7	11.7	4.7
Special charges, net	42.6	14.2	16.0
Consolidated and combined operating income	$145.5	$254.6	$231.2

Capital expenditures:
Food and Beverage	$24.5	$12.8	$7.3
Power and Energy	19.1	16.3	7.3
Industrial	5.1	6.9	7.6
Other(1)	8.3	4.7	1.2
Total capital expenditures	$57.0	$40.7	$23.4

Depreciation and amortization:
Food and Beverage	$16.8	$22.7	$20.1
Power and Energy	28.2	29.4	32.8
Industrial	14.2	13.4	16.5
Other(1)	2.7	0.3	0.5
Total depreciation and amortization	$61.9	$65.8	$69.9

Identifiable assets:
Food and Beverage	$925.0	$969.6	$1,122.4
Power and Energy	1,455.0	1,567.8	1,736.5
Industrial	638.7	662.5	724.9
Other(2)	285.5	828.2	906.9
Total identifiable assets	$3,304.2	$4,028.1	$4,490.7

Geographic areas:
Revenues(3):
United States	$836.5	$933.9	$933.9
United Kingdom	316.5	417.5	482.7
China	140.1	137.5	152.1
France	136.3	176.8	155.3
Germany	119.0	140.7	130.5
Denmark	116.0	185.4	204.1
Other	724.1	777.8	746.2
Total revenues	$2,388.5	$2,769.6	$2,804.8

Tangible long-lived assets:

	As of or for the Year Ended December 31,
	2015	2014	2013
United States	$312.7	$119.0	$108.3
Other	236.5	217.6	285.3
Total tangible long-lived assets	$549.2	$336.6	$393.6

(1)	Relates to corporate PP&E or PP&E that is utilized by all of our reportable segments along with related depreciation expense.

(2)
Relates primarily to assets (e.g., cash and PP&E at December 31, 2015, and cash and related party notes receivable at December 31, 2014 and 2013) of the corporate subsidiaries that are included in these consolidated and combined financial statements.

(3)	Revenues are included in the above geographic areas based on the country that recorded the customer revenue.